Financial risk management objectives and policies - Other financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of financial risk management objectives and policies
Cash collateral on financial derivatives	$ 71	$ 384	$ 513
Cash collateral posted by the group	$ 10	$ 14